Expense Example - FidelityActiveEquityETFsB-ComboPRO - FidelityActiveEquityETFsB-ComboPRO - Fidelity Real Estate Investment ETF - Fidelity Real Estate Investment ETF	Nov. 29, 2022 USD ($)
Expense Example:
1 year	$ 60
3 years	189
5 years	329
10 years	$ 738